Capital management - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Disclosure of objectives, policies and processes for managing capital [line items]
Percentage of credit available under the credit card arrangement	105.00%
At The Market Programme [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Common Stock Shares Subscribed But Not Issued Value	$ 47,000
Cash bond and money market funds
Disclosure of objectives, policies and processes for managing capital [line items]
Cash,bond and money market funds	33,070	$ 40,354
Cash, Cash Equivalents and Eligible Short-term Investments [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Debt instrument collateral amount	$ 20,000